Restructuring	6 Months Ended
Jun. 30, 2026
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
In the six months ended June 30, 2026, a $31.0 million restructuring charge was recorded in the Condensed Consolidated Statement of Operations under a restructuring plan reflecting a workforce reduction. In the six months ended June 30, 2025 a restructuring charge of $82.3 million was recorded, which reflected a workforce reduction of $75.6 million and an office consolidation program to optimize the Company's office footprint of $6.7 million.

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(in thousands)
Restructuring charges	$20,904	$42,950	$30,980	$82,296
Total	$20,904	$42,950	$30,980	$82,296
At June 30, 2026, a total liability of $23.2 million (December 31, 2025: $12.5 million) was recorded on the Condensed Consolidated Balance Sheet relating to restructuring activities.

	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025
	(in thousands)
Opening provision	$12,525	$31,474
Charge during the period	30,980	75,386
Utilization	(20,308)	(94,335)
Closing provision	$23,197	$12,525
The closing provision as at June 30, 2026 of $23.2 million (December 31, 2025: $12.5 million) reflects:
(1) $21.1 million (December 31, 2025: $9.1 million) of personnel related liabilities as a result of the workforce reduction; all of which have been classified as short-term within Other Liabilities, and
(2) $2.1 million (December 31, 2025: $3.4 million) of facilities related liabilities of which $0.5 million (December 31, 2025: $1.3 million) is included within Other Liabilities and $1.6 million (December 31, 2025: $2.1 million) is included within Non-Current Other Liabilities.